Principal Accounting Policies (Details 2) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) agreement	Dec. 31, 2017 CNY (¥) agreement
Restricted cash
Total restricted cash	¥ 4,817.3	¥ 5,927.1
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total restricted cash	¥ 1,364.4	¥ 1,554.8
Pledge deposits for short-term bank borrowings - Current
Restricted cash
Total restricted cash	2,695.0	4,091.0
Pledge deposits for Letter of Guarantee
Restricted cash
Total restricted cash	748.5	271.0
Others
Restricted cash
Total restricted cash	¥ 9.4	¥ 10.3